UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Money Market Fund

September 30, 2009

1.807721.105

MIS-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 900,000	$ 900,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	400,000	400,000
Series 2008 B3, 0.35% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	700,000	700,000
		1,100,000
Georgia - 0.2%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.45%, LOC Bayerische Landesbank, VRDN (a)	1,535,000	1,535,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	4,500,000	4,500,000
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Series 2006 A, 0.42% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,000,000	3,000,000
Michigan - 85.0%
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Bonds Series 2009, 5% 5/1/10	2,000,000	2,052,280
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	3,200,000	3,200,000
Series 2009 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	30,000,000	30,000,000
Grand Rapids and Kent County Joint Bldg. Auth. Bonds (Devos Place Proj.) Series 2001, 5% 12/1/09	1,000,000	1,007,230
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	17,000,000	17,000,000
Kalamazoo Econ. Dev. Corp. Rev. Bonds (Heritage Cmnty. of Kalamazoo Proj.) Series 1999, 7.5% 5/15/29 (Pre-Refunded to 5/15/10 @ 102) (e)	2,000,000	2,127,024
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 1.04%, LOC RBS Citizens NA, VRDN (a)	19,800,000	19,800,000
Series 2008 B3, 0.22% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	27,000,000	27,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.): - continued
Series 2008 C, 0.2%, LOC Bank of New York, New York, VRDN (a)	$ 12,100,000	$ 12,100,000
L'Anse Creuse Pub. Schools Bonds:
3.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	700,000	710,929
5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	4,575,000	4,690,416
Lake Orion Cmnty. School District Bonds Series 2007 A, 5.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	900,000	926,133
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.):
Series 2000 I, 5.125% 10/15/15 (Pre-Refunded to 10/15/10 @ 100) (e)	2,680,000	2,810,312
Series I, 5.25% 10/15/11 (Pre-Refunded to 10/15/09 @ 100) (e)	2,675,000	2,680,149
(State Police Communications Sys. Proj.) Series 2004, 5% 10/1/09	1,055,000	1,055,000
(State Police Communications Sys., Phase II Proj.) Series 2000, 5.5% 10/1/09 (Escrowed to Maturity) (e)	3,000,000	3,000,000
Series 2001-I, 5.5% 10/15/09 (Escrowed to Maturity) (e)	2,510,000	2,514,764
Series 2009 I, 2% 10/15/09	12,670,000	12,677,189
Series I, 5% 10/15/09	2,000,000	2,003,258
Series 2007 I, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	37,400,000	37,400,000
Series 5, 0.55% 11/5/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	32,780,000	32,780,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.29%, LOC Wachovia Bank NA, VRDN (a)	820,000	820,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (e)	24,000,000	24,406,484
(Trinity Health Sys. Proj.) Series 2008 C:
0.25% tender 10/26/09, CP mode	23,400,000	23,400,000
0.4% tender 10/6/09, CP mode	23,400,000	23,400,000
0.4% tender 10/26/09, CP mode	9,300,000	9,300,000
Participating VRDN Series ROC II R 11676, 0.36% (Liquidity Facility Citibank NA) (a)(f)	7,800,000	7,800,000
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.22%, VRDN (a)	24,275,000	24,275,000
Series 2008 B5, 0.3%, VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Ascension Health Cr. Group Proj.):
Series 2008 B7, 0.3%, VRDN (a)	$ 34,800,000	$ 34,800,000
Series 2008 B8, 0.22%, VRDN (a)	11,950,000	11,950,000
(Henry Ford Health Sys. Proj.):
Series 2006 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	32,590,000	32,590,000
Series 2006 C, 1.04%, LOC RBS Citizens NA, VRDN (a)	11,700,000	11,700,000
(Hosp. Equip. Ln. Prog.) Series B, 0.32%, LOC Bank of America NA, VRDN (a)	5,300,000	5,300,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.5%, LOC Banco Santander SA, VRDN (a)	7,560,000	7,560,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.37%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.37%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.37%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.37%, LOC Fannie Mae, VRDN (a)(d)	1,105,000	1,105,000
(Hunt Club Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (a)(d)	6,995,000	6,995,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	6,700,000	6,700,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
(Local Govt. Ln. Prog.) Series 2009 C, 3% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	1,000,000	1,010,427
Series 2001, 5% 10/1/09	1,000,000	1,000,000
Series 2002, 5.25% 10/1/09	11,970,000	11,970,000
Series C, 5% 5/1/10	6,500,000	6,662,046
Participating VRDN Series Putters 3263, 0.33% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	1,375,000	1,375,000
RAN Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia, New York Agcy.	9,300,000	9,434,641
Michigan Pub. Pwr. Agcy. Rev. Bonds (Belle River Proj.) Series 2002 A, 5.25% 1/1/10	9,955,000	10,065,361
Michigan State Univ. Revs. 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	29,880,000	29,880,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.6%, LOC Bank of America NA, VRDN (a)(d)	$ 1,595,000	$ 1,595,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.55%, LOC Bank of America NA, VRDN (a)(d)	8,565,000	8,565,000
(Bosal Ind. Proj.) Series 1998, 0.6%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 0.7%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,300,000	1,300,000
(Consumers Energy Co. Proj.):
0.25%, LOC Wells Fargo Bank NA, VRDN (a)	17,500,000	17,500,000
0.33%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.35%, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Series 2001 B, 0.35%, LOC Bank of America NA, VRDN (a)	20,755,000	20,755,000
(Doss Ind. Dev. Co. Proj.) 3.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	400,000	400,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.37%, LOC Bank of America NA, VRDN (a)	6,225,000	6,225,000
(Holland Plastics Corp. Proj.) 0.65%, LOC Bank of America NA, VRDN (a)(d)	3,040,000	3,040,000
(John H. Dekker & Sons Proj.) Series 1998, 0.73%, LOC Bank of America NA, VRDN (a)(d)	635,000	635,000
(Orchestra Place Renewal Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (a)	7,150,000	7,150,000
(Pioneer Laboratories, Inc. Proj.) 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,600,000	1,600,000
(S&S LLC Proj.) Series 2000, 0.65%, LOC Bank of America NA, VRDN (a)(d)	1,305,000	1,305,000
(Temperance Enterprise Proj.) Series 1996, 0.84% (Mts Seating Guaranteed), LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	640,000	640,000
(Trilan LLC Proj.) 1.47%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,200,000	2,200,000
(Van Andel Research Institute Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	15,250,000	15,250,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (a)(d)	2,220,000	2,220,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	11,430,000	11,430,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (a)	$ 8,400,000	$ 8,400,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.32%, LOC Barclays Bank PLC, VRDN (a)(d)	11,064,000	11,064,000
Michigan Trunk Line Fund Rev. Bonds Series 2006, 5% 11/1/09	9,285,000	9,314,676
Northern Michigan Univ. Revs. Bonds Series 2006 A, 5% 12/1/09	1,500,000	1,509,721
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,800,000	5,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.6%, LOC Bank of America NA, VRDN (a)(d)	2,520,000	2,520,000
Troy School District Bonds Series 2004, 5% 5/1/10	7,230,000	7,398,882
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.43%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,330,000	6,330,000
Wayland Union School District Bonds (School Bldg. and Site Proj.) Series 1994, 8% 5/1/10	950,000	987,215
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.6%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	24,400,000	24,400,000
Series 2008 E, 0.47%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,900,000	6,900,000
Series 2008 F, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
Western Michigan Univ. Rev. Bonds Series 2009, 3% 11/15/09	1,525,000	1,528,522
		767,641,659
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.45%, LOC Bayerische Landesbank, VRDN (a)(d)	900,000	900,000
North Carolina - 0.1%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.74%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	515,000	515,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 4,000,000	$ 4,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A9, 0.24%, LOC Wachovia Bank NA, VRDN (a)	2,250,000	2,250,000
Series 2008 B, 0.26%, LOC Wachovia Bank NA, VRDN (a)	6,000,000	6,000,000
		12,250,000
Virginia - 0.1%
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.38% (Liquidity Facility Citibank NA) (a)(f)	870,000	870,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.4%, LOC Fortis Banque SA, VRDN (a)(d)	800,000	800,000
	Shares
Other - 10.8%
Fidelity Municipal Cash Central Fund, 0.36% (b)(c)	97,164,000	97,164,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $894,875,659)		894,875,659
NET OTHER ASSETS - 0.9%		7,870,484
NET ASSETS - 100%		$ 902,746,143
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 308,196
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $894,875,659.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio Municipal
Money Market Fund

September 30, 2009

1.807730.105

OFS-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.4%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 1,100,000	$ 1,100,000
California - 0.3%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	2,500,000	2,500,000
Series 2008 B3, 0.35% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	800,000	800,000
		3,300,000
Florida - 0.1%
Florida Dev. Fin. Corp. Indl. Dev. (Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 0.69%, LOC Wachovia Bank NA, VRDN (b)(e)	1,145,000	1,145,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.42%, LOC Commerzbank AG, VRDN (b)(e)	2,100,000	2,100,000
Series 2008 A, 0.43%, LOC Commerzbank AG, VRDN (b)(e)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	2,500,000	2,500,000
		8,200,000
Massachusetts - 0.7%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.36% (Liquidity Facility Citibank NA) (b)(g)	7,000,000	7,000,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.42% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(e)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	4,000,000	4,000,000
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2008 C1, 0.45%, LOC Bayerische Landesbank, VRDN (b)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D1, 0.45%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 6,600,000	$ 6,600,000
Series 2008 D2, 0.45%, LOC Landesbank Baden-Wuert, VRDN (b)	1,100,000	1,100,000
		8,700,000
North Carolina - 0.8%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.42%, LOC Bank of America NA, VRDN (b)(e)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.64%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000,000	7,000,000
		8,600,000
Ohio - 88.8%
Akron Gen. Oblig. BAN Series 2008 B, 2.5% 12/10/09	8,885,000	8,902,633
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	8,990,000	8,990,000
Series 2008 D, 0.32%, LOC Wachovia Bank NA, VRDN (b)	3,700,000	3,700,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.37%, LOC JPMorgan Chase Bank, VRDN (b)	20,925,000	20,925,000
American Muni. Pwr.:
Bonds (Omega Joint Venture 6 Proj.) 0.55%, tender 2/15/10 (b)	5,899,000	5,899,000
Series 2009 A, 0.38% 12/8/09, LOC JPMorgan Chase Bank, CP	12,500,000	12,500,000
Avon Gen. Oblig. BAN Series 2009, 1.3% 5/12/10	2,800,000	2,807,616
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,330,000	15,330,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.46%, LOC Nat'l. City Bank Cleveland, VRDN (b)	1,165,000	1,165,000
Cleveland Arpt. Sys. Rev.:
Bonds Series 2009 C, 2.5% 1/1/10	6,225,000	6,244,255
Series 2008 D, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,375,000	6,375,000
Series 2009 A, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	8,160,000	8,160,000
Series 2009 D, 0.5%, LOC KBC Bank NV, VRDN (b)	9,575,000	9,575,000
Cleveland Wtrwks. Rev.:
Bonds Series 2002 K, 5% 1/1/10	1,000,000	1,011,225
Series 2008 Q, 0.3%, LOC Bank of America NA, VRDN (b)	5,300,000	5,300,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	$ 15,000,000	$ 15,000,000
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 0.39%, LOC Wachovia Bank NA, VRDN (b)	11,750,000	11,750,000
Clinton Massie Local School District BAN (School Construction Proj.) 3.125% 11/18/09	2,020,000	2,021,357
Columbus City School District:
Participating VRDN Series 1488, 0.45% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,515,000	8,515,000
BAN Series B, 1.5% 12/16/09	11,500,000	11,518,947
Columbus Gen. Oblig.:
Bonds Series 2005 D, 5% 12/15/09	1,000,000	1,008,011
BAN 2.5% 12/16/09	6,225,000	6,242,939
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.59%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	3,035,000	3,035,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,370,000	12,370,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.95%, LOC JPMorgan Chase Bank, VRDN (b)(e)	690,000	690,000
(Pubco Corp. Proj.) Series 2001, 0.74%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	1,375,000	1,375,000
Cuyahoga Falls Gen. Oblig. BAN Series 2008, 2.75% 12/9/09	4,500,000	4,510,897
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN 1.5% 4/28/10	11,500,000	11,549,655
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (b)	10,960,000	10,960,000
Series 2004 B, 0.33%, LOC Bank of America NA, VRDN (b)	300,000	300,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,580,000	8,580,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 18,045,000	$ 18,045,000
Series 2000, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	6,830,000	6,830,000
Series 2002 I, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,010,000	7,010,000
Series 2007 N, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	3,500,000	3,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	3,120,000	3,120,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10 (a)	10,500,000	10,647,105
Kent State Univ. Revs. Bonds Series 2009 B, 2% 5/1/10 (a)	4,630,000	4,667,920
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.52%, LOC JPMorgan Chase Bank, VRDN (b)	11,900,000	11,900,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.45%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,490,000	2,490,000
Lancaster Port Auth. Gas Rev. 0.4% (Liquidity Facility Royal Bank of Canada), VRDN (b)	25,990,000	25,990,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	20,700,000	20,700,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,050,000	2,050,000
Mason City School District BAN 1.5% 2/4/10	3,560,000	3,569,144
Mason Gen. Oblig. BAN:
(Cmnty. Ctr. Proj.) 0.75% 7/28/10	4,700,000	4,700,000
(Road Impt. Proj.) 1.5% 7/28/10	1,150,000	1,157,033
1.5% 3/11/10	2,600,000	2,608,533
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,720,000	3,720,000
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 2.95%, LOC JPMorgan Chase Bank, VRDN (b)(e)	770,000	770,000
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	10,700,000	10,802,523
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	600,000	600,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A:
0.45%, LOC Cr. Agricole SA, VRDN (b)(e)	12,100,000	12,100,000
0.55%, VRDN (b)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 8,700,000	$ 8,700,000
Series 2008 B, 0.37%, LOC JPMorgan Chase Bank, VRDN (b)(e)	13,650,000	13,650,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.37%, LOC Wachovia Bank NA, VRDN (b)	2,100,000	2,100,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,500,000	2,500,000
Series 2009 C, 0.35%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	3,600,000	3,600,000
Series 2009 D, 0.35%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	6,540,000	6,540,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/09	1,000,000	1,000,000
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/09	7,830,000	7,830,000
(James A. Rhodes State Office Tower Proj.) Series 1998 A, 5.25% 6/1/10	4,940,000	5,088,513
(William Green Bldg. Proj.) Series 2003 A, 5% 4/1/10	2,180,000	2,228,858
Ohio Gen. Oblig. Bonds:
(Common Schools Proj.) Series 2003 B, 5% 6/15/10	2,000,000	2,063,941
(Full Faith and Cr./Hwy. User Receipts Proj.) Series G, 5% 5/1/10	2,000,000	2,052,187
(Higher Ed. Cap. Facilities Proj.) Series 2002 II A:
5.5% 12/1/09	2,490,000	2,507,435
5.5% 12/1/09	3,875,000	3,898,704
(Higher Ed. Proj.) Series 2006 A, 3.75% 5/1/10	1,000,000	1,019,268
(Infrastructure Impt. Proj.):
Series 1999, 5.75% 2/1/12 (Pre-Refunded to 2/1/10 @ 101) (f)	1,000,000	1,027,723
Series 2000:
5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	3,385,000	3,444,818
5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (f)	1,795,000	1,826,839
Series 2000 B, 5.625% 5/1/15 (Pre-Refunded to 5/1/10 @ 100) (f)	1,000,000	1,029,753
Series 2002 B, 5% 11/1/09	1,000,000	1,002,690
Series K, 4% 5/1/10	1,000,000	1,019,075
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6, 0.55% 12/1/09, CP	23,900,000	23,900,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Univ. of Dayton Proj.) Series 2009, 4% 12/1/09	$ 1,145,000	$ 1,150,669
Series 2008 B5:
0.35% tender 10/15/09, CP mode	12,700,000	12,700,000
0.45% tender 1/6/10, CP mode	10,700,000	10,700,000
(Kenyon College Proj.) Series 1999, 0.3%, LOC Northern Trust Co., Chicago, VRDN (b)	6,000,000	6,000,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 1.04%, LOC RBS Citizens NA, VRDN (b)	31,800,000	31,800,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.52% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	1,706,000	1,706,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.38% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,435,000	2,435,000
Series Merlots 06 A2, 0.38% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	5,325,000	5,325,000
Series Putters 1334, 0.65% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 0.33% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	1,650,000	1,650,000
Series 2005 B1, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,000,000	6,000,000
Series 2005 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,800,000	11,800,000
Series 2006 F, 0.32% (Liquidity Facility Citibank NA), VRDN (b)(e)	15,000,000	15,000,000
Series B, 0.35% (Liquidity Facility Citibank NA), VRDN (b)(e)	10,600,000	10,600,000
Series 2004 D, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,860,000	10,860,000
Series B, 0.33% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,990,000	11,990,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2%, LOC RBS Citizens NA, VRDN (b)(e)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.54%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	455,000	455,000
(Pine Crossing Apts. Proj.) 0.6%, LOC Bank of America NA, VRDN (b)(e)	5,670,000	5,670,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Wingate at Belle Meadows Proj.) 0.42%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	$ 7,755,000	$ 7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	5,200,000	5,200,000
Series 2006 N, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	28,595,000	28,595,000
Series 2008 B, 0.33% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	12,100,000	12,100,000
Series 2008 H, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,000,000	5,000,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	17,475,000	17,475,000
Series 1999, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	1,300,000	1,300,000
Series 2001, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	13,700,000	13,700,000
(BP Products NA, Inc. Proj.):
Series 2002, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	7,050,000	7,050,000
Series B, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	1,000,000	1,000,000
Ohio State Univ. Gen. Receipts Bonds Series 2005 A, 5% 6/1/10	6,470,000	6,662,306
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.38%, LOC Bank of America NA, VRDN (b)(e)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.45%, LOC Barclays Bank PLC, VRDN (b)(e)	3,380,000	3,380,000
Series A, 0.4%, LOC Barclays Bank PLC, VRDN (b)(e)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2008, 3.25% 12/1/09	1,265,000	1,270,447
BAN 4% 10/1/09	7,000,000	7,000,000
Olentangy Local School District BAN 2% 10/9/09	4,750,000	4,751,188
Perrysburg Gen. Oblig. BAN:
3.5% 11/5/09	2,196,000	2,196,509
3.625% 11/5/09	1,450,000	1,450,505
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	11,770,000	11,770,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,435,000	1,435,000
Stow Gen. Oblig. BAN 1.5% 5/7/10	9,575,000	9,625,554
Sylvania Gen. Oblig. BAN 2% 7/15/10	3,250,000	3,281,688
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Toledo City School District Bonds (School Facilities Impt. Proj.) Series 2009, 2% 12/1/09	$ 4,330,000	$ 4,337,934
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN Series 2009 B, 2% 7/21/10	16,000,000	16,101,467
Series 2008 B, 1.75%, LOC Bayerische Landesbank, VRDN (b)	24,000,000	24,000,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	3,150,000	3,150,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.32%, LOC Nat'l. City Bank Cleveland, VRDN (b)	4,385,000	4,385,000
Wadsworth City School District Bonds Series 2009, 2.25% 9/22/10	4,750,000	4,823,616
Westlake Gen. Oblig. BAN 1.25% 1/28/10	3,100,000	3,102,493
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 1.75%, LOC RBS Citizens NA, VRDN (b)	2,200,000	2,200,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.74%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	1,435,000	1,435,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,200,000	3,200,000
		918,513,973
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.36%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.4%, LOC Fortis Banque SA, VRDN (b)(e)	900,000	900,000
Municipal Securities - continued
	Shares	Value
Other - 6.3%
Fidelity Municipal Cash Central Fund, 0.36% (c)(d)	65,442,000	$ 65,442,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,035,900,973)		1,035,900,973
NET OTHER ASSETS - (0.2)%		(1,572,406)
NET ASSETS - 100%		$ 1,034,328,567
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 96,173
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,035,900,973.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania Municipal
Money Market Fund

September 30, 2009

1.807725.105

PFR-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 700,000	$ 700,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	300,000	300,000
Series 2008 B3, 0.35% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	500,000	500,000
		800,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.39%, LOC Bank of America NA, VRDN (a)	985,000	985,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.64%, LOC Wachovia Bank NA, VRDN (a)(d)	3,580,000	3,580,000
Kentucky - 1.3%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.42%, LOC Commerzbank AG, VRDN (a)(d)	1,700,000	1,700,000
Series 2008 A, 0.43%, LOC Commerzbank AG, VRDN (a)(d)	1,800,000	1,800,000
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	3,400,000	3,400,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,800,000	1,800,000
		8,700,000
Massachusetts - 0.5%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 2479Z, 0.43% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,100,000	3,100,000
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2008 C1, 0.45%, LOC Bayerische Landesbank, VRDN (a)(d)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D2, 0.45%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,800,000	$ 1,800,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A1, 0.45%, LOC Bayerische Landesbank, VRDN (a)(d)	2,580,000	2,580,000
		5,080,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	2,800,000	2,800,000
Oklahoma - 0.1%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 0.64%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Pennsylvania - 90.5%
Allegheny County Bonds Series C56, 5% 10/1/10	1,000,000	1,044,840
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,875,000	7,875,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,100,000	5,100,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 1.22%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,900,000	7,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.84%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	600,000	600,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.74%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,205,000	1,205,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.32%, LOC Barclays Bank PLC, VRDN (a)	3,700,000	3,700,000
Series 2006 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	3,800,000	3,800,000
Series 2006 B, 0.3%, LOC Royal Bank of Scotland PLC, VRDN (a)	19,900,000	19,900,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.42%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(d)	10,000,000	10,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.39%, LOC Wachovia Bank NA, VRDN (a)	9,385,000	9,385,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.33%, LOC Banco Santander SA, VRDN (a)	$ 7,600,000	$ 7,600,000
Boyertown Area School District Bonds 2% 2/1/10	2,260,000	2,266,733
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.69%, LOC Wachovia Bank NA, VRDN (a)(d)	1,650,000	1,650,000
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,135,000	3,135,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.6%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	3,300,000	3,300,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 1.09%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,515,000	1,515,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Bonds Series 2008 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	18,000,000	18,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,535,000	2,535,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.44%, LOC KBC Bank NV, VRDN (a)	3,900,000	3,900,000
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.33%, LOC Banco Santander SA, VRDN (a)	14,800,000	14,800,000
(White Horse Village Proj.):
Series 2006 A, 0.57%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Series 2008, 0.57%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,000,000	9,000,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 1.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,695,000	2,695,000
Downingtown Area School District Bonds:
Series 2009 A, 3% 11/1/09	1,690,000	1,693,548
Series 2009 AA, 3% 11/1/09	3,415,000	3,422,170
East Pennsboro Area School District Bonds 2% 10/1/09	1,005,000	1,005,000
Haverford Township School District Series 2009, 0.4%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Hempfied School District Gen. Oblig. Bonds 2.5% 10/15/09	960,000	960,661
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,965,000	6,965,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.39%, LOC BNP Paribas SA, VRDN (a)(d)	$ 2,840,000	$ 2,840,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.34%, LOC Bank of America NA, VRDN (a)	14,990,000	14,990,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.64%, LOC Wachovia Bank NA, VRDN (a)(d)	600,000	600,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (a)	3,465,000	3,465,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.32%, LOC Bank of New York, New York, VRDN (a)	7,475,000	7,475,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	775,000	775,000
Montgomery County Indl. Dev. Auth. Rev.:
(ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2002, 0.28%, LOC TD Banknorth, NA, VRDN (a)	3,730,000	3,730,000
(Gloria Dei Proj.) Series 2006, 1.09%, LOC Citizens Bank of Pennsylvania, VRDN (a)	800,000	800,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (a)	6,780,000	6,780,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.54%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	3,920,000	3,920,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.53%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,052,000	2,052,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,910,000	20,910,000
(FirstEnergy Corp. Proj.) Series A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,800,000	4,800,000
(PPL Energy Supply LLC Proj.) Series 2009 C, 0.3%, LOC Wachovia Bank NA, VRDN (a)	14,500,000	14,500,000
(PSEG Pwr. LLC Proj.) Series 2007, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,500,000	5,500,000
(Shippingport Proj.) Series A, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,100,000	10,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 0.62%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	$ 7,250,000	$ 7,250,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.62%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000,000	5,000,000
Series 2002 B6, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600,000	600,000
Series 2004 D2, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,300,000	1,300,000
Series 2004 D6, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,600,000	3,600,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.45%, LOC Bank of America NA, VRDN (a)(d)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.36%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,855,000	5,855,000
Pennsylvania Gen. Oblig. Bonds:
First Series 2002, 5.25% 2/1/10	1,325,000	1,346,011
Second Series 2000, 5.25% 10/15/10	1,000,000	1,049,915
Second Series 2002, 5% 10/1/09	1,055,000	1,055,000
Second Series:
5% 5/1/10	1,725,000	1,770,327
5.25% 10/15/09	6,600,000	6,608,348
Seconds Series 2003, 5% 7/1/10	2,850,000	2,946,319
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.4%, LOC UniCredit SpA, VRDN (a)	18,600,000	18,600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.75%, tender 2/10/10 (a)	7,500,000	7,500,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	8,725,000	8,725,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	8,625,000	8,625,000
(UPMC Health Sys. Proj.) Series 2001 A, 5% 1/15/10	1,630,000	1,650,926
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Bonds:
Series 2009 AK, 3% 6/15/10	$ 1,220,000	$ 1,241,552
(Holy Family Univ. Proj.) Series 2008, 0.4%, LOC TD Banknorth, NA, VRDN (a)	5,850,000	5,850,000
(Philadelphia Univ. Proj.) Series 2009, 0.35%, LOC TD Banknorth, NA, VRDN (a)	5,900,000	5,900,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.55% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,225,000	4,225,000
Series Merlots 07 C50, 0.38% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,765,000	5,765,000
Series Putters 1213 B, 0.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	2,025,000	2,025,000
Series 2002 74A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Series 2003 77B, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	11,575,000	11,575,000
Series 2003 79B, 0.6% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	6,450,000	6,450,000
Series 2004 81C, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 85C, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	500,000	500,000
Series 2005 90C, 0.45% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (a)(d)	4,000,000	4,000,000
Series 2006 92B, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	30,270,000	30,270,000
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (a)	7,700,000	7,753,108
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B2, 0.29%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Series 2008 B3, 0.29%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Series 2008 B6, 0.35%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Peters Township School District Gen. Oblig. Bonds Series 2009, 2% 3/1/10	1,000,000	1,005,362
Philadelphia Arpt. Rev. Series 2005 C, 0.37%, LOC TD Banknorth, NA, VRDN (a)(d)	34,600,000	34,599,999
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People Northeast, Inc. Proj.) Series 2006, 1.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 7,400,000	$ 7,400,000
(The Franklin Institute Proj.) Series 2006, 0.37%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	7,000,000	7,000,000
Eighth Series C, 0.32%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	7,700,000	7,700,000
Eighth Series D, 0.31%, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Chestnut Hill College Proj.) Series 1999, 6% 10/1/29 (Pre-Refunded to 10/1/09 @ 102) (e)	4,360,000	4,447,200
Philadelphia School District Series 2008 A3, 0.31%, LOC Bank of America NA, VRDN (a)	17,000,000	17,000,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.34%, LOC Bank of America NA, VRDN (a)	9,815,000	9,815,000
Ridley School District Series 2009, 0.4%, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Rose Tree Media School District Gen. Oblig. Bonds Series 2009 A, 3% 2/15/10	1,110,000	1,120,089
Somerset County Gen. Oblig.:
Series 2009 A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,470,000	3,470,000
Series 2009 C, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,300,000	1,300,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
(Univ. Cap. Proj.) Series C, 0.35% tender 10/7/09, CP mode	10,000,000	10,000,000
0.4% tender 12/9/09, CP mode	3,750,000	3,750,000
Univ. Pittsburgh Commonwealth Bonds Series 2007 B, 0.4% tender 11/4/09, CP mode	4,655,000	4,655,000
		621,759,108
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	1,900,000	1,900,000
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.45%, LOC Landesbank Baden-Wuert, VRDN (a)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,000,000	$ 2,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.4%, LOC Fortis Banque SA, VRDN (a)(d)	625,000	625,000
	Shares
Other - 4.1%
Fidelity Municipal Cash Central Fund, 0.36% (b)(c)	28,128,000	28,128,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $685,857,108)		685,857,108
NET OTHER ASSETS - 0.2%		1,365,159
NET ASSETS - 100%		$ 687,222,267
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 48,367
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $685,857,108.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009